Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 477,743	$ 488,257
Net regulatory assets	40,442	82,300
Regulatory liabilities, total	(24,659)	(36,631)
Accrued Pension and Other Postretirement Benefit Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	379,063	384,647
Unrealized Net Loss on Non-trading Derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	0	5,486
Regulatory liabilities, total	(4,377)	0
Deferred Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	2,608	3,591
Regulatory liabilities, total	(90,476)	(45,601)
Accrued Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	37,100	0
Regulatory liabilities, total	0	(10,400)
Unamortized Premium on Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	21,975	21,511
Accrued Absence Time [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	13,440	13,240
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	23,557	59,782
Accumulated Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(308,000)	(303,000)
Unamortized Gain on Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(9,789)	(10,325)
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	$ (24,659)	$ (36,631)